Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
LOSS PER SHARE	LOSS PER SHARE

	Unit: in U.S. Dollars Per Share
	For the Year Ended December 31
	2024	2023	2022
Basic and diluted loss per share	$(0.46)	$(0.32)	$(0.45)
a.Net loss

	For the Year Ended December 31
	2024	2023	2022
Net loss	$(122,754)	$(76,038)	$(98,908)
b.Number of shares

	Unit: in Thousands of Shares
	For the Year Ended December 31
	2024	2023	2022
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	264,984	234,803	222,000
Weighted average number of ordinary shares used in calculating basic loss per share included ordinary share and potentially preferred shares converted to ordinary shares mandatorily. The share-based payments mentioned in Note 21 and earnout shares, sponsor earn-in shares, warrants and redeemable preferred shares mentioned in Note 12 belongs to potential ordinary shares, which were anti-dilutive for the years ended December 31, 2024, 2023 and 2022 and hence excluded from calculating diluted loss per share.